Investments in Equity Investees	3 Months Ended
Mar. 31, 2019
Investments in Equity Investees
Investments in Equity Investees

8. Investments in Equity Investees

Investments in equity investees consisted of the following:

	December 31,	March 31,
	2018	2019
	(in US$’000)
Hutchison Whampoa Guangzhou Baiyunshan Chinese Medicine Company Limited ("HBYS")	60,992	65,594
Shanghai Hutchison Pharmaceuticals Limited ("SHPL")	68,812	84,737
Nutrition Science Partners Limited ("NSPL")	8,102	8,109
Other	412	487
	138,318	158,927

All of the equity investees are private companies and there are no quoted market prices available for their shares.

Summarized financial information for the significant equity investees HBYS, SHPL and NSPL is as follows:

(i)	Summarized balance sheets

	Commercial Platform				Innovation Platform
	Consumer Health		Prescription Drugs		Drug R&D
	HBYS		SHPL		NSPL
	December 31,	March 31,	December 31,	March 31,	December 31,	March 31,
	2018	2019	2018	2019	2018	2019
	(in US$’000)
Current assets	116,020	142,306	124,512	148,151	17,320	16,633
Non-current assets	100,353	102,819	98,532	101,305	—	—
Current liabilities	(73,974)	(93,365)	(84,357)	(78,528)	(1,117)	(415)
Non-current liabilities	(17,302)	(17,481)	(6,909)	(7,454)	—	—
Net assets	125,097	134,279	131,778	163,474	16,203	16,218
Non-controlling interests	(3,113)	(3,090)	—	—	—	—
	121,984	131,189	131,778	163,474	16,203	16,218

(ii)	Summarized statements of operations

	Commercial Platform				Innovation Platform
	Consumer Health		Prescription Drugs		Drug R&D
	HBYS		SHPL		NSPL (note (a))
	Three Months Ended		Three Months Ended		Three Months Ended
	March 31,		March 31,		March 31,
	2018	2019	2018	2019	2018	2019
	(in US$’000)
Revenue	62,090	58,484	86,733	89,501	—	—
Gross profit	30,557	31,505	63,114	64,582	—	—
Interest income	35	33	214	141	—	44
Finance cost	(30)	(4)	—	—	—	—
Profit/(loss) before taxation	6,749	7,056	31,300	32,813	(2,194)	15
Income tax expense (note (b))	(1,141)	(1,163)	(4,670)	(4,715)	—	—
Net income/(loss)	5,608	5,893	26,630	28,098	(2,194)	15
Non-controlling interests	2	89	—	—	—	—
Net income/(loss) attributable to the shareholders of equity investee	5,610	5,982	26,630	28,098	(2,194)	15

Notes:

(a)	NSPL primarily incurred research and development expenses during the three months ended March 31, 2018 and did not have any activity for the three months ended March 31, 2019.
(b)

The main entities within the HBYS and SHPL groups have been granted the High and New Technology Enterprise (“HNTE”) status. Accordingly, the entities were eligible to use a preferential income tax rate of 15% for the three months ended March 31, 2018 and 2019.

For the three months ended March 31, 2018 and 2019, other immaterial equity investees had net income of approximately US$15,000 and US$125,000 respectively.

(iii)Reconciliation of summarized financial information

Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees is as follows:

	Commercial Platform				Innovation Platform (note)
	Consumer Health		Prescription Drugs		Drug R&D
	HBYS		SHPL		NSPL
	2018	2019	2018	2019	2018	2019
	(in US$’000)
Opening net assets after non-controlling interests as at January 1	110,616	121,984	132,731	131,778	38,401	16,203
Impact of change in accounting policy (ASC 842)	—	(19)	—	(2)	—	—
Net income/(loss) attributable to the shareholders of equity investee	5,610	5,982	26,630	28,098	(2,194)	15
Other comprehensive income	4,727	3,242	5,995	3,600	—	—
Closing net assets after non-controlling interests as at March 31	120,953	131,189	165,356	163,474	36,207	16,218
Group’s share of net assets	60,477	65,594	82,678	81,737	18,104	8,109
Goodwill	—	—	3,179	3,000	—	—
Carrying amount of investments as at March 31	60,477	65,594	85,857	84,737	18,104	8,109

Note: The Innovation Platform includes other immaterial equity investees. As at December 31, 2018 and March 31, 2019, the aggregate carrying amount of investments in NSPL and other immaterial equity investees was approximately US$8,514,000 and US$8,596,000 respectively.

The equity investees had the following capital commitments:

March 31,
2019
(in US$’000)
Property, plant and equipment
Contracted but not provided for	1,807